INCOME TAXES - Income Tax Expense/(Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current tax expense (recovery)
Current tax expense in respect of the current year	$ 146.9	$ 119.5
Adjustment for prior periods	11.3	(4.5)
Impact of foreign exchange	(0.3)	0.1
Interest and penalties	2.0	1.1
Current tax expense (recovery)	159.8	116.2
Deferred income tax expense (recovery)
Deferred income tax recovery recognized in the current year	135.1	114.1
Adjustment for prior periods	(1.0)	3.4
Impact of foreign exchange	1.7	52.8
Deferred income tax expense (recovery)	135.9	170.3
Net income tax expense	$ 295.7	$ 286.5